UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2007

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2007

Dear Fellow Shareholders:

As the fiscal year began in July of 2006, the equity markets were still suffering from a correction that began in early May over concerns about how aggressively the Federal Reserve would act to stave off what appeared to be rising inflation expectations. The Fed has not raised rates since the June 2006 meeting, and the futures markets were forecasting Fed rate cuts by early 2007. In the end, U.S. stock markets proved resilient once again in 2006. In the face of numerous concerns about inflation, interest rates, energy prices, Iraq and a substantial mid-year sell off, nearly all of the major indices posted robust returns. The real catalyst continued to be strong corporate earnings growth. Third quarter earnings for the S&P 500 were up 20%, the 18th consecutive quarter of double digit growth for the index. More importantly, earnings growth for the second half of 2006 was substantially ahead of what investors initially expected. The persistence of strong earnings growth kept forward multiples reasonable in the mid-teens and went a long way to explaining the continued strong performance of smaller capitalization stocks in 2006.

Merger and acquisition activity set a new record in 2006 at $3.79 trillion in global transactions, of which $700 billion was led by private equity. All of the ingredients for a robust M&A environment were falling into place, and, as we expected, this trend continued in the first half of 2007. The global M&A tallies are now up to $2.8 trillion year to date 2007, with more than 20% sponsored by private equity firms. The availability of inexpensive financing, the willingness of directors to consider going private, and the competition between private equity firms, have fueled market interest and speculation.

Many of the trends and concerns that were evident in the last quarter of 2006 continued to be important during the first half of 2007. Perhaps most importantly, the housing market remained under pressure. The much anticipated deterioration in credit quality began to finally emerge in the subprime mortgage arena, leading a number of originators to lose their financing. The press and Congress jumped on the bandwagon during this time, despite already tighter residential lending standards. These developments together with a one day sell off on the Shanghai Stock Exchange created a mild correction in most capital markets. We believe there were a number of key factors that contributed to the robust stock market run from the July 2006 lows to the February 2007 highs. Lower oil prices, lower bond yields, expectations of a Fed lowering of short-term interest rates and the 18th consecutive quarter of double digit earnings growth all played a part in this run. As we approached first quarter earnings season, nearly all of these tailwinds had dissipated. Oil bounced to the mid $60s, bond yields increased to over 4.7%, the Fed held rates as core inflation remained stubbornly above 2% and earnings growth was projected to be lower than 5%.

1	CRM Funds

The backdrop for the U.S. equities markets remained almost ideal for most of the second quarter of 2007. First quarter earnings were stronger than originally estimated and most economic statistics were in line with market expectations. M&A activity was robust and a residue of fear remained from the market sell off in late February. Although earnings growth did slow from a long string of double digit increases, the nearly 8% increase was substantially higher than the 3-4% forecasts. One of the drivers for slower earnings was a deceleration in GDP, which came in at a sluggish 0.7%. However, the strength in equities seems to have correctly forecasted a rebound in economic growth which now looks to be approximately 3% for the second quarter. Consensus earnings estimates for the market remained subdued for the second quarter before reaccelerating in the second half of the year. Beyond earnings, the liquidity driven M&A boom continued to provide a vital underpinning for the markets. Beyond the GDP, other economic indicators were also largely benign, which provided further market support. While market breadth was good, most economically sensitive sectors, including energy, outperformed the broad averages with the financial sector once again being the weakest sector. The growing realization that the Fed was unlikely to ease interest rates any time soon, a persistently flat yield curve and growing credit quality concerns led this sector to unwind some of its 2006 gains. Even REITs, which had benefited from significant buyout activity, have faded and are now down for the year. Our investment strategies have generally benefited from our lower exposure to credit sensitive and spread based financial services companies, which continue to face headwinds. We and others have commented that the housing and subprime issues would take a long time to unwind and this slow unraveling continues.

In the second half of 2007, we expect more volatility and a greater likelihood of some market turbulence. The economy itself may be in for a period of greater volatility as managers are quicker to adjust production, payrolls and spending at the first signs of inventory accumulation. Since we were in an M&A driven market, the availability of inexpensive financing will remain a critical factor in continued positive equity performance. Although there is a brighter spotlight on the private equity industry today with the Blackstone IPO, corporate managers have taken the cue and are becoming more focused on capital structure, capital allocation decisions and return on capital disciplines. There is hardly a day that goes by now without some large return of capital announcement, as well as spin offs and other portfolio adjustments. We continue to seek to identify companies that we believe are making good capital allocation decisions and have greater earnings potential than what is currently discounted in their stock price. We remain enthusiastic about the CRM Funds’ portfolio holdings, which we believe are attractively valued with strong drivers for value creation.

CRM Small Cap Value Fund returned 20.47% and 20.75% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 16.05% for the Russell 2000 Value Index. Barnes Group, Inc., Skillsoft PLC, Kaydon Corporation, Greif, Inc. and Stifel Financial Corporation, stocks that contributed to the Fund’s performance, spanned businesses from software to financials to the industrial sectors. Capital Corporation of the West and W.P. Stewart & Co. Ltd., two financial companies and Five Star Quality Care, Inc., a healthcare company, are stocks that detracted from performance for the year. Technical Olympic USA, Inc. and Corinthian College, Inc., stocks that also detracted from performance, are in the housing and consumer services industries.

CRM Small/Mid Cap Value Fund returned 29.55% and 29.75% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 18.41% for the Russell 2500 Value Index. The Fund’s Advisor Share class returned 20.45% since its inception on October 24, 2006, as compared to 11.18% for the Russell 2500 Value Index. Companies in the energy, technology, producer durable and healthcare industries had a positive effect on Fund performance. Companies like Dresser — Rand Group, Inc., Parametric Technology Corporation, NCR Corporation, Questar Corporation and Goodrich Corporation all contributed to the Fund’s performance. Detractors from performance included Central Garden & Pet Co. and Quiksilver, Inc. in the consumer discretionary industry. Other detractors from performance over the past year included LSI Corporation and CACI International, Inc. in the technology industry and People’s United Financial, Inc. in the financial industry.

2	CRM Funds

CRM Mid Cap Value Fund returned 25.41% and 25.69% for the past year in the Investor and Institutional Share classes, respectively, as compared to 22.09% for the Russell Midcap Value Index. Positive returns were aided by strong performance in a variety of sectors. NCR Corporation, Goodrich Corporation and Questar Corporation contributed to performance; much in the same way as they did in the CRM Small/Mid Cap Value Fund. PPL Corporation also made a positive contribution to the Fund’s performance. Detractors from performance included LSI Corporation, People’s United Financial, Inc., Omnicare, Inc., Endo Pharmaceutical Holdings, Inc. and Electronic Arts, Inc. Each of these companies had their own respective issues, which we found to be company specific and unrelated to their respective industries.

CRM Mid/Large Cap Value Fund returned 21.95% and 22.13% for the past year in the Investor and Institutional Share classes, respectively, as compared to 21.87% for the Russell 1000 Value Index. The Fund’s Advisor Share class returned 12.89% since its inception on October 24, 2006, as compared to 11.36% for the Russell 1000 Value Index. Companies in two main industries, energy and technology, had a positive effect on Fund performance. Dresser — Rand Group, Inc. and Questar Corporation were contributors to performance from the energy industry and Parametric Technology Corporation and NCR Corporation, were contributors to performance from the technology industry. Honeywell International, Inc. provided additional contribution to performance for the year. LSI Corporation, CACI International, Inc. and Comverse Technology, Inc., each in the technology industry, had a negative impact on the Fund’s performance. People’s United Financial, Inc., in the financial industry, also had a negative impact on performance.

CRM All Cap Value Fund returned 14.21%, 14.46% and 14.45% since its inception on October 24, 2006 in the Investor, Institutional and Advisor Share classes, respectively, as compared to 10.93% for the Russell 3000 Index. The Fund exhibited positive impact from companies in a variety of industries including material and processing, technology, energy, producer durables and consumer discretionary. Rockwood Holdings, Inc., NCR Corporation, Questar Corporation, Goodrich Corporation and Dollar Tree Stores, Inc. were contributors to performance from these industries respectively. LSI Corporation and CACI International, Inc., in the technology industry, Central Garden & Pet Co., in the consumer discretionary industry, and People’s United Financial, Inc., in the financial industry, all had a negative impact on the Fund’s performance for the year.

Throughout all the Funds, we will continue to rely on our stock selection techniques, keeping in mind, among other things, appropriate diversification as a matter of risk control.

Sincerely,

CRM Funds

Ronald H. McGlynn	Jay B. Abramson
President	President
CRM Mutual Fund Trust	Cramer Rosenthal McGlynn, LLC

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Distributed by PFPC Distributors, Inc. King of Prussia, PA 19406.

3	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2007

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Small Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund — Investor Shares vs. Russell 2000 Index and Russell 2000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

4	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Small Cap Value Fund — Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on January 27, 1998.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

5	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2007

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index, Russell 2500 Value Index and Standard & Poors MidCap 400/Citigroup Value Index (“S&P MidCap 400/Citigroup Value Index”). The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The S&P MidCap 400/Citigroup Value Index measures the performance of the mid-capitalization sector of the U.S. equity market. It is a subset of the Standard & Poors 400 Index and consists of those companies exhibiting the strongest value characteristics within the Standard & Poors 400 Index. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund — Investor Shares vs. Russell 2500 Index,

Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

6	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Small/Mid Cap Value Fund — Institutional Shares vs. Russell 2500 Index, Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

7	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Small/Mid Cap Value Fund — Advisor Shares vs. Russell 2500 Index, Russell

2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

8	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2007

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell MidCap Index and Russell MidCap Value Index. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Mid Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund — Investor Shares vs. Russell Mid Cap Index and

Russell Mid Cap Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 20, 2000.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

9	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Mid Cap Value Fund — Institutional Shares vs. Russell Mid Cap Index and Russell Mid Cap Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on January 6, 1998.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

10	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2007

The following information compares the performance of the CRM Mid/Large Cap Value Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid/Large Cap Value Fund — Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

11	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Mid/Large Cap Value Fund — Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

12	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM Mid/Large Cap Value Fund — Advisor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

13	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2007

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund — Investor Shares vs. Russell 3000 Index

and Russell 3000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

14	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM All Cap Value Fund — Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

15	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2007

CRM All Cap Value Fund — Advisor Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

16	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period January 1, 2007 to June 30, 2007

Expense Table

	Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period[1]
Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,094.10	1.11%	$5.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	1.11%	$5.56

17	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

	Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period[1]
Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,095.60	0.86%	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	0.86%	$4.31

Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,150.00	1.40%	$7.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	1.40%	$7.00

Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,151.50	1.17%	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	1.17%	$5.86

Small/Mid Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,152.30	1.15%	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	1.15%	$5.76

Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,127.80	1.04%	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	1.04%	$5.21

Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,129.00	0.81%	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	0.81%	$4.06

Mid/Large Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,095.90	1.45%	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	1.45%	$7.25

Mid/Large Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,096.60	1.18%	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	1.18%	$5.91

Mid/Large Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,097.70	1.20%	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	1.20%	$6.01

All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,109.00	1.50%	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	1.50%	$7.50

All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,110.90	1.25%	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	1.25%	$6.26

All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,111.90	1.25%	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	1.25%	$6.26

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[2]	The annualized expense ratio for Advisor Shares reflects that the Funds did not pay distribution fees during the period from January 1, 2007 - June 30, 2007.

18	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2007

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments.

Small Cap Value Fund
Common Stock
Manufacturing	34.2%
Wholesale & Retail Trade	13.9%
Finance & Insurance	13.4%
Services	7.5%
Computer Services & Software	7.3%
Healthcare	6.3%
Transportation	3.1%
Oil & Gas	3.0%
Electric, Gas, Water & Utilities	2.9%
Real Estate Investment Trusts	2.1%
Entertainment & Leisure	1.5%
Information Technology	1.5%
Consumer Products	1.4%
Short-Term Investments	1.9%

100.0%

Small/Mid Cap Value Fund
Common Stock
Manufacturing	33.0%
Healthcare	14.4%
Oil & Gas	11.8%
Finance & Insurance	11.5%
Wholesale & Retail Trade	7.5%
Aerospace & Defense	6.9%
Services	4.5%
Computer Services & Software	4.0%
Electric, Gas, Water & Utilities	2.1%
Real Estate Investment Trusts	0.9%
Short-Term Investments	2.4%
U.S. Treasury Obligations	1.0%

100.0%

Mid Cap Value Fund
Common Stock
Manufacturing	25.4%
Finance & Insurance	17.6%
Healthcare	11.8%
Oil & Gas	9.6%
Wholesale & Retail Trade	8.5%
Electric, Gas, Water & Utilities	6.3%
Computer Services & Software	5.6%
Services	4.0%
Aerospace & Defense	2.9%
Real Estate Investment Trusts	1.4%
Consumer Products	1.1%
Exchange Traded Funds	1.5%
Short-Term Investments	2.5%
U.S. Treasury Obligations	1.8%

100.0%

Mid/Large Cap Value Fund
Common Stock
Manufacturing	23.2%
Finance & Insurance	15.9%
Healthcare	14.2%
Oil & Gas	8.6%
Wholesale & Retail Trade	8.4%
Computer Services & Software	7.0%
Electric, Gas, Water & Utilities	4.8%
Services	3.5%
Consumer Products	3.4%
Aerospace & Defense	3.1%
Consumer Discretionary	1.5%
Entertainment & Leisure	1.4%
Exchange Traded Funds	1.6%
Short-Term Investments	2.0%
U.S. Treasury Obligations	1.4%

100.0%

19	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

All Cap Value Fund
Common Stock
Manufacturing	31.6%
Healthcare	13.9%
Finance & Insurance	10.5%
Wholesale & Retail Trade	8.1%
Computer Services & Software	7.6%
Oil & Gas	6.3%
Services	5.7%
Electric, Gas, Water & Utilities	3.9%
Entertainment & Leisure	3.9%
Aerospace & Defense	2.8%
Short-Term Investments	5.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

20	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

Shares		Market Value
Common Stock (98.1%)
Computer Services & Software (7.3%)
868,400	Checkpoint System, Inc.[1]	$ 21,927,100
849,689	Insight Enterprises, Inc.[1]	19,177,481
2,298,713	SkillSoft PLC, ADR[1,2,3,4]	21,355,044

		62,459,625

Consumer Products (1.4%)
836,850	Playtex Products, Inc.[1]	12,393,749

Electric, Gas, Water, & Utilities (2.9%)
299,700	Cleco Corp.	7,342,650
383,764	El Paso Electric Co.[1]	9,425,244
257,471	Southern Union Co.	8,390,980

		25,158,874

Entertainment & Leisure (1.5%)
741,900	Callaway Golf Co.[3]	13,213,239

Finance & Insurance (13.4%)
Commercial Banks (2.7%)
233,300	Bank of Hawaii Corp.[3]	12,047,612
255,600	Webster Financial Corp.	10,906,452

		22,954,064

Financial Services (3.6%)
314,250	Stifel Financial Corp.[1,3]	18,506,183
383,700	Transaction Systems Architects, Inc.[1]	12,915,342

		31,421,525

Insurance Carriers (2.3%)
1,615,950	American Equity Investment Life Holdings Co.[3]	19,520,676

Savings, Credit, & Other Financial Institutions (4.8%)
1,049,900	Brookline Bancorp, Inc.	12,084,349
354,089	Capital Corp.	8,483,972
1,512,900	Investors Bancorp, Inc.[1]	20,318,247

		40,886,568

Total Finance & Insurance		114,782,833

Healthcare (6.3%)
Healthcare – Equipment (2.6%)
157,150	Edwards Lifesciences Corp.[1]	7,753,781
266,800	Haemonetics Corp.[1]	14,036,348

		21,790,129

Healthcare – Supplies (2.2%)
214,700	Cyberonics, Inc.[1,3]	3,611,254
438,500	Owens & Minor, Inc.[3]	15,321,190

		18,932,444

Pharmaceuticals (1.5%)
730,400	BioMarin Pharmaceutical, Inc.[1,3]	13,103,376

Total Healthcare		53,825,949

Information Technology (1.5%)
1,737,800	BearingPoint, Inc.[1,3]	12,703,318

Shares		Market Value
Manufacturing (34.2%)
Auto Parts & Equipment (3.5%)
793,000	ArvinMeritor, Inc.[3]	$ 17,604,600
639,550	Commercial Vehicle Group, Inc.[1]	11,914,817

		29,519,417

Chemical & Allied Products (4.9%)
250,215	Airgas, Inc.	11,985,299
595,659	Compass Minerals International, Inc.	20,645,541
372,800	Ferro Corp.	9,293,904

		41,924,744

Containers & Packaging (2.3%)
334,074	Greif, Inc. – Class A	19,914,151

Diversified Manufacturing Industries (3.2%)
864,600	Barnes Group, Inc.[3]	27,390,527

Electronic Components & Equipment (2.3%)
325,300	Electronics for Imaging, Inc.[1]	9,179,966
483,300	Veeco Instruments, Inc.[1,3]	10,023,642

		19,203,608

Food & Beverage (1.9%)
707,900	Lance, Inc.	16,678,124

Furniture (1.7%)
665,100	Knoll, Inc.	14,898,240

Metal Products (1.9%)
139,000	A.M. Castle & Co.	4,991,490
147,700	RTI International Metals, Inc.[1]	11,132,149

		16,123,639

Misc. Electrical Machinery, Equipment, & Supplies (2.5%)
456,831	Regal Beloit Corp.	21,260,915

Misc. Industrial Machinery & Equipment (3.4%)
565,494	Kaydon Corp.[3]	29,473,546

Misc. Manufacturing Industries (3.4%)
449,500	Greatbatch, Inc.[1]	14,563,800
332,600	Oxford Industries, Inc.	14,747,484

		29,311,284

Semiconductors (1.8%)
997,700	Integrated Device Technology, Inc.[1]	15,234,879

Telecommunications Equipment (1.4%)
902,667	Journal Communications, Inc. – Class A	11,743,698

Total Manufacturing		292,676,772

Oil & Gas (3.0%)
431,845	Range Resources Corp.[3]	16,155,321
146,200	Unit Corp.[1]	9,197,442

		25,352,763

Real Estate Investment Trusts (2.1%)
783,800	Capital Lease Funding, Inc.[3]	8,425,850
599,300	Omega Healthcare Investors, Inc.	9,486,919

		17,912,769

See accompanying notes.	21	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2007

Shares		Market Value
Services (7.5%)
Advertising (1.9%)
980,800	Marchex, Inc.[3]	$ 16,006,656

Business Services (4.8%)
467,815	G & K Services, Inc.	18,483,371
860,600	Korn/Ferry International[1]	22,599,355

		41,082,726

Sanitary Services (0.8%)
665,160	Casella Waste Systems, Inc.[1]	7,170,425

Total Services		64,259,807

Transportation (3.1%)
Marine (1.7%)
383,720	Kirby Corp.[1]	14,731,011

Trucking (1.4%)
533,600	Vitran Corporation, Inc.[1]	11,387,024

Total Transportation		26,118,035

Wholesale & Retail Trade (13.9%)
Retail Apparel & Accessory Stores (6.1%)
679,700	The Dress Barn, Inc.[1,3]	13,947,444
1,733,000	The Wet Seal, Inc. – Class A1	10,415,330
631,682	Tween Brands, Inc.[1]	28,173,018

		52,535,792

Retail Building Materials (2.1%)
694,404	Interline Brands, Inc.[1]	18,110,056

Retail Eating & Drinking Places (1.4%)
442,176	Ruby Tuesday, Inc.[3]	11,642,494

Specialty Retail Stores (1.7%)
414,700	School Specialty, Inc.[1,3]	14,696,968

Shares		Market Value
Wholesale & Retail Trade (continued)
Wholesale – Lumber & Construction Material (1.0%)
508,000	Beacon Roofing Supply, Inc.[1,3]	$ 8,630,920

Wholesale Miscellaneous (1.6%)
416,600	ScanSource, Inc.[1]	13,327,034

Total Wholesale & Retail Trade		118,943,264

Total Common Stock (Cost $677,969,359)		839,800,997

Short-Term Investments (1.9%)
8,340,836	BlackRock Liquidity Funds TempCash Portfolio – Institutional Series	8,340,836
8,340,836	BlackRock Liquidity Funds TempFund Portfolio – Institutional Series	8,340,836

Total Short-Term Investments (Cost $16,681,672)		16,681,672

Total Investments (100.0%) (Cost $694,651,031)		$856,482,669	[5]

Short-Term Investments Held As Collateral For Loaned Securities[6]
Institutional Money Market Trust
158,338,422	Institutional Money Market Trust	$158,338,422

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $158,338,422)		$158,338,422

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	Security partially or fully on loan.
[4]	PLC — Public Limited Company.
[5]	At June 30, 2007, the market value of securities on loan for the Small Cap Value Fund was $149,784,749.
[6]	The investments held as collateral on loaned securities represented 18.4% of the net assets of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.	22	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

Shares		Market Value
Common Stock (96.6%)
Aerospace & Defense (6.9%)
39,800	Esterline Technologies Corp.[1]	$ 1,922,738
43,000	Goodrich Corp.	2,561,080
41,200	Moog, Inc. – Class A1	1,817,332

		6,301,150

Computer Services & Software (4.0%)
23,200	CACI International, Inc. – Class A1	1,133,320
115,940	Parametric Technology Corp.[1,2]	2,505,463

		3,638,783

Electric, Gas, Water, & Utilities (2.1%)
68,900	CMS Energy Corp.[2]	1,185,080
22,780	Southern Union Co.	742,400

		1,927,480

Finance & Insurance (11.5%)
Commercial Banks (3.1%)
23,900	Bank of Hawaii Corp.[2]	1,234,196
16,300	Greater Bay Bancorp	453,792
26,600	Webster Financial Corp.	1,135,022

		2,823,010

Insurance Carriers (4.2%)
34,400	MBIA, Inc.[2]	2,140,368
35,900	Protective Life Corp.	1,716,379

		3,856,747

Savings, Credit, & Other Financial Institutions (4.2%)
22,562	Brookfield Asset Management, Inc. – Class A2	900,224
73,500	Hudson City Bancorp, Inc.	898,170
116,580	People’s United Financial, Inc.[2]	2,066,963

		3,865,357

Total Finance & Insurance		10,545,114

Healthcare (14.4%)
Healthcare – Equipment (6.7%)
31,400	C.R. Bard, Inc.	2,594,582
16,100	Edwards Lifesciences Corp.[1,2]	794,374
26,100	Haemonetics Corp.[1]	1,373,121
26,700	Kinetic Concepts, Inc.[1,2]	1,387,599

		6,149,676

Healthcare – Supplies (3.6%)
24,600	Millipore Corp.[1,2]	1,847,214
40,200	Owens & Minor, Inc.[2]	1,404,588

		3,251,802

Pharmaceuticals (4.1%)
62,100	BioMarin Pharmaceutical, Inc.[1,2]	1,114,074
83,200	IMS Health, Inc.	2,673,217

		3,787,291

Total Healthcare		13,188,769

Shares		Market Value
Manufacturing (33.0%)
Building Materials & Components (2.2%)
90,300	Goodman Global, Inc.[1]	$ 2,006,466

Chemical & Allied Products (6.0%)
25,900	Airgas, Inc.	1,240,610
39,400	Cytec Industries, Inc.	2,512,538
47,900	Rockwood Holdings, Inc.[1]	1,750,745

		5,503,893

Containers & Packaging (1.6%)
8,000	Ball Corp.[2]	425,360
17,000	Greif, Inc. – Class A	1,013,370

		1,438,730

Diversified Manufacturing Industries (2.1%)
40,200	Carlisle Cos., Inc.	1,869,702

Electronic Components & Equipment (8.8%)
48,800	Amphenol Corp. – Class A	1,739,720
69,000	Electronics for Imaging, Inc.[1]	1,947,180
83,300	NCR Corp.[1]	4,376,583

		8,063,483

Food & Beverage (1.4%)
32,300	McCormick & Co., Inc.	1,233,214

Metal Fabrication (0.9%)
25,200	Commercial Metals Co.	851,004

Metal Products (2.5%)
17,500	Carpenter Technology Corp.[2]	2,280,425

Misc. Industrial Machinery & Equipment (1.5%)
25,600	Kaydon Corp.[2]	1,334,272

Misc. Manufacturing Industries (3.0%)
44,100	Oshkosh Truck Corp.[2]	2,774,772

Recreational Vehicles (1.5%)
30,000	Thor Industries, Inc.	1,354,200

Semiconductors (1.5%)
183,640	LSI Logic Corp.[1,2]	1,379,136

Total Manufacturing		30,089,297

Oil & Gas (11.8%)
80,100	Dresser-Rand Group, Inc.[1]	3,163,950
41,100	Helmerich & Payne, Inc.	1,455,762
21,700	ONEOK, Inc.	1,093,897
24,000	Pride International, Inc.[1,2]	899,040
79,200	Questar Corp.	4,185,720

		10,798,369

Real Estate Investment Trusts (0.9%)
19,300	iStar Financial, Inc.	855,569

Services (4.5%)
Business Services (1.6%)
15,500	Manpower, Inc.	1,429,720

Engineering & R/D Services (1.4%)
26,800	URS Corp.[1]	1,301,140

See accompanying notes.	23	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2007

Shares		Market Value
Services (continued)
Printing & Publishing (1.5%)
31,600	R.R. Donnelley & Sons Co.	$ 1,374,916

Total Services		4,105,776

Wholesale & Retail Trade (7.5%)
Retail Apparel & Accessory Stores (4.2%)
73,300	The Dress Barn, Inc.[1,2]	1,504,116
52,200	Tween Brands, Inc.[1]	2,328,120

		3,832,236

Specialty Retail Stores (3.3%)
36,200	Advance Auto Parts, Inc.	1,467,186
34,700	Dollar Tree Stores, Inc.[1]	1,511,185

		2,978,371

Total Wholesale & Retail Trade		6,810,607

Total Common Stock (Cost $72,542,003)		88,260,914

Short-Term Investments (2.4%)
1,084,477	BlackRock Liquidity Funds TempCash Portfolio – Institutional Series	1,084,477
1,084,476	BlackRock Liquidity Funds TempFund Portfolio – Institutional Series	1,084,476

Total Short-Term Investments (Cost $2,168,953)		2,168,953

Par/Shares		Market Value
U.S. Treasury Obligations (1.0%)
$150,000	U.S. Treasury Bills, 4.68%, 07/05/07[2]	$149,960
100,000	U.S. Treasury Bills, 4.55%, 07/12/07[2]	99,906
150,000	U.S. Treasury Bills, 4.34%, 07/19/07[2]	149,710
200,000	U.S. Treasury Bills, 4.49%, 07/26/07[2]	199,443
150,000	U.S. Treasury Bills, 4.76%, 08/09/07[2]	149,288
100,000	U.S. Treasury Bills, 4.95%, 08/23/07[2]	99,338
50,000	U.S. Treasury Bills, 4.84%, 10/25/07[2]	49,249

Total U.S. Treasury Obligations (Cost $896,543)		896,894

Total Investments (100.0%) (Cost $75,607,499)		$91,326,761	[3]

Short-Term Investments Held As Collateral For Loaned Securities[4]
Institutional Money Market Trust
20,595,701	Institutional Money Market Trust	$20,595,701

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $20,595,701)		$20,595,701

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	At June 30, 2007, the market value of securities on loan for the Small/Mid Cap Value Fund was $19,778,675.
[4]	The investments held as collateral on loaned securities represented 22.6% of the net assets of the Small/Mid Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.	24	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

Shares		Market Value
Common Stock (94.2%)
Aerospace & Defense (2.9%)
2,102,500	Goodrich Corp.	$125,224,900

Computer Services & Software (5.6%)
2,069,000	Citrix Systems, Inc.[1]	69,663,230
1,082,400	Computer Sciences Corp.[1]	64,023,960
1,182,900	Electronic Arts, Inc.[1]	55,974,828
2,298,800	Parametric Technology Corp.[1]	49,677,068

		239,339,086

Consumer Products (1.1%)
584,300	Fortune Brands, Inc.[2]	48,128,791

Electric, Gas, Water, & Utilities (6.3%)
1,738,500	Allegheny Energy, Inc.[1]	89,949,990
3,400,404	CMS Energy Corp.[2]	58,486,949
2,614,900	PPL Corp.	122,351,171

		270,788,110

Finance & Insurance (17.6%)
Asset Management (5.3%)
3,754,100	Invesco PLC[2],3	97,043,485
2,940,600	Mellon Financial Corp.[2]	129,386,400

		226,429,885

Commercial Banks (1.2%)
876,400	UnionBanCal Corp.	52,321,080

Insurance Carriers (4.3%)
1,154,200	Lincoln National Corp.[2]	81,890,490
1,657,100	MBIA, Inc.[2]	103,104,762

		184,995,252

Savings, Credit, & Other Financial Institutions (4.6%)
1,411,862	Brookfield Asset Management, Inc. – Class A2	56,333,294
3,467,400	Hudson City Bancorp, Inc.[2]	42,371,628
5,692,980	People’s United Financial, Inc.[2]	100,936,535

		199,641,457

State & National Banks (2.2%)
1,384,100	State Street Corp.[2]	94,672,440

Total Finance & Insurance		758,060,114

Healthcare (11.8%)
Healthcare – Equipment (2.9%)
1,523,000	C.R. Bard, Inc.	125,845,490

Healthcare – Supplies (2.6%)
406,600	Dade Behring Holdings, Inc.	21,598,592
1,221,300	Millipore Corp.[2]	91,707,417

		113,306,009

Pharmaceutical Distribution (2.2%)
2,567,000	Omnicare, Inc.[2]	92,566,020

Shares		Market Value
Healthcare (continued)
Pharmaceuticals (4.1%)
4,032,600	IMS Health, Inc.	$129,567,438
421,450	Novo Nordisk A/S	45,794,757

		175,362,195

Total Healthcare		507,079,714

Manufacturing (25.4%)
Building Materials & Components (1.0%)
737,500	American Standard Cos., Inc.	43,497,750

Chemical & Allied Products (2.0%)
1,604,400	Rohm & Haas Co.[2]	87,728,592

Containers & Packaging (0.3%)
247,600	Ball Corp.[2]	13,164,892

Diversified Manufacturing Industries (2.1%)
1,934,500	Carlisle Cos., Inc.	89,973,595

Diversified-Industrial Products (3.3%)
1,273,900	Textron, Inc.	140,269,129

Electronic Components & Equipment (7.1%)
2,423,400	Amphenol Corp. – Class A	86,394,210
4,137,900	NCR Corp.[1]	217,405,266

		303,799,476

Food & Beverage (3.0%)
962,600	Brown-Forman Corp. – Class B2	70,346,808
1,479,400	McCormick & Co., Inc.	56,483,492
24,800	Sysco Corp.	818,152

		127,648,452

Metal Products (0.7%)
267,400	Precision Castparts Corp.	32,451,664

Misc. Manufacturing Industries (3.2%)
2,193,500	Oshkosh Truck Corp.[2]	138,015,020

Semiconductors (2.7%)
10,129,300	LSI Logic Corp.[1,2]	76,071,043
2,083,300	STMicroelectronics N.V.[2]	39,978,527

		116,049,570

Total Manufacturing		1,092,598,140

Oil & Gas (9.6%)
1,297,900	ENSCO International, Inc.[2]	79,184,879
1,432,000	Equitable Resources, Inc.[2]	70,969,920
1,077,600	ONEOK, Inc.	54,321,816
3,908,000	Questar Corp.	206,537,800

		411,014,415

Real Estate Investment Trusts (1.4%)
1,369,700	iStar Financial, Inc.	60,718,801

Services (4.0%)
625,500	First Data Corp.[2]	20,435,085
838,100	Manpower, Inc.	77,306,344
704,000	The Dun & Bradstreet Corp.	72,497,920

		170,239,349

See accompanying notes.	25	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2007

Shares		Market Value
Wholesale & Retail Trade (8.5%)
Retail Eating & Drinking Places (1.5%)
1,922,800	Yum! Brands, Inc.	$ 62,914,016

Specialty Retail Stores (5.1%)
1,791,200	Advance Auto Parts, Inc.	72,597,336
1,987,500	Dollar Tree Stores, Inc.[1]	86,555,625
2,619,700	Staples, Inc.	62,165,481

		221,318,442

Wholesale Miscellaneous (1.9%)
1,637,900	Genuine Parts Co.	81,239,840

Total Wholesale & Retail Trade		365,472,298

Total Common Stock (Cost $3,391,534,999)		4,048,663,718

Exchange-Traded Funds (1.5%)
106,300	iShares Dow Jones U.S. Financial Sector Index Fund[2]	12,209,618
149,600	iShares Russell Midcap Index Fund	16,291,440
97,700	Midcap SPDR Trust Series I2	15,906,537
107,500	Regional Bank HOLDRs Trust[2]	16,652,825
57,200	streetTRACKS KBW Bank ETF[2]	3,173,456

Total Exchange-Traded Funds (Cost $56,091,635)		64,233,876

Short-Term Investments (2.5%)
54,604,374	BlackRock Liquidity Funds TempCash Portfolio – Institutional Series	54,604,374
54,604,373	BlackRock Liquidity Funds TempFund Portfolio – Institutional Series	54,604,373

Total Short-Term Investments (Cost $109,208,747)		109,208,747

Par/Shares		Market Value
U.S. Treasury Obligations (1.8%)
$16,000,000	U.S. Treasury Bills, 4.90%, 07/05/07[2]	$15,995,712
16,000,000	U.S. Treasury Bills, 4.55%, 07/12/07[2]	15,985,024
16,000,000	U.S. Treasury Bills, 4.34%, 07/19/07[2]	15,969,104
18,000,000	U.S. Treasury Bills, 4.97%, 07/26/07[2]	17,949,816
2,000,000	U.S. Treasury Bills, 4.76%, 08/09/07[2]	1,990,506
2,000,000	U.S. Treasury Bills, 4.95%, 08/23/07[2]	1,986,768
2,000,000	U.S. Treasury Bills, 4.86%, 09/06/07[2]	1,982,858
2,000,000	U.S. Treasury Bills, 4.88%, 09/27/07[2]	1,977,380
2,000,000	U.S. Treasury Bills, 4.84%, 10/25/07[2]	1,969,960
2,000,000	U.S. Treasury Bills, 4.79%, 12/06/07[2]	1,958,770

Total U.S. Treasury Obligations (Cost $77,739,224)		77,765,898

Total Investments (100.0%) (Cost $3,634,574,605)		$4,299,872,239	[4]

Short-Term Investments Held As Collateral For Loaned Securities[5]
Institutional Money Market Trust
951,217,549	Institutional Money Market Trust	$951,217,549

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $951,217,549)		$951,217,549

See accompanying notes.	26	CRM Funds

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	At June 30, 2007, the market value of securities on loan for the Mid Cap Value Fund was $917,222,327.
[5]	The investments held as collateral on loaned securities represented 22.0% of the net assets of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

Shares		Market Value
Common Stock (95.0%)
Aerospace & Defense (3.1%)
22,600	United Technologies Corp.	$ 1,603,018

Computer Services & Software (7.0%)
28,400	Cisco Systems, Inc.[1]	790,940
23,700	Citrix Systems, Inc.[1]	797,979
42,300	Oracle Corp.[1]	833,733
56,900	Parametric Technology Corp.[1]	1,229,609

		3,652,261

Consumer Discretionary (1.5%)
20,400	Time Warner Cable, Inc.[1]	799,068

Consumer Products (3.4%)
5,800	Fortune Brands, Inc.	477,746
21,100	Procter & Gamble Co.	1,291,109

		1,768,855

Electric, Gas, Water, & Utilities (4.8%)
11,700	Exelon Corp.	849,420
23,000	PPL Corp.	1,076,170
17,700	Southern Union Co.	576,843

		2,502,433

Entertainment & Leisure (1.4%)
18,200	Viacom, Inc. – Class B1	757,666

Finance & Insurance (15.9%)
Asset Management (3.2%)
5,600	Invesco PLC[3]	144,760
35,400	Mellon Financial Corp.	1,557,600

		1,702,360

Financial Services (4.4%)
17,100	Citigroup, Inc.	877,059
14,600	JPMorgan Chase & Co.	707,370
2,100	The Charles Schwab Corp.	43,092
32,100	Western Union Co.	668,643

		2,296,164

Insurance Carriers (4.9%)
14,200	American International Group, Inc.	994,426
12,400	Lincoln National Corp.	879,780
12,000	Principal Financial Group, Inc.	699,480

		2,573,686

Savings, Credit, & Other Financial Institutions (1.7%)
50,700	People’s United Financial, Inc.	898,911

State & National Banks (1.7%)
13,100	State Street Corp.	896,040

Total Finance & Insurance		8,367,161

Healthcare (14.2%)
Healthcare – Equipment (2.9%)
18,600	C.R. Bard, Inc.	1,536,918

Healthcare – Supplies (5.2%)
9,800	Medtronic, Inc.	508,228
16,800	Millipore Corp.[1]	1,261,512

Shares		Market Value
Healthcare (continued)
Healthcare – Supplies (continued)
22,200	Owens & Minor, Inc.	$775,668
3,600	The Cooper Companies, Inc.	191,952

		2,737,360

Pharmaceuticals (6.1%)
49,200	IMS Health, Inc.	1,580,796
17,900	Roche Holding AG, ADR[2]	1,592,205

		3,173,001

Total Healthcare		7,447,279

Manufacturing (23.2%)
Building Materials & Components (1.0%)
8,700	American Standard Cos., Inc.	513,126

Diversified-Industrial Products (2.8%)
13,500	Textron, Inc.	1,486,485

Electronic Components & Equipment (5.0%)
49,900	NCR Corp.[1]	2,621,746

Food & Beverage (5.1%)
12,800	Nestle SA, ADR[2]	1,224,320
23,300	PepsiCo, Inc.	1,511,005

		2,735,325

Machinery & Heavy Equipment (2.2%)
21,900	Thermo Fisher Scientific, Inc.[1]	1,132,668

Misc. Electrical Machinery, Equipment, & Supplies (2.4%)
32,400	General Electric Co.	1,240,272

Misc. Manufacturing Industries (3.0%)
16,800	Oshkosh Truck Corp.	1,057,056
13,100	Zebra Technologies Corp.[1]	507,494

		1,564,550

Semiconductors (1.7%)
121,000	LSI Logic Corp.[1]	908,710

Total Manufacturing		12,202,882

Oil & Gas (8.6%)
41,600	Dresser-Rand Group, Inc.[1]	1,643,200
10,200	ONEOK, Inc.	514,182
44,500	Questar Corp.	2,351,825

		4,509,207

Services (3.5%)
17,100	Automatic Data Processing, Inc.	828,837
10,900	Manpower, Inc.	1,005,416

		1,834,253

Wholesale & Retail Trade (8.4%)
Retail Apparel & Accessory Stores (4.6%)
52,900	The Dress Barn, Inc.[1]	1,085,508
29,900	Tween Brands, Inc.[1]	1,333,540

		2,419,048

See accompanying notes.	27	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2007

Shares		Market Value
Wholesale & Retail Trade (continued)
Retail Eating & Drinking Places (1.4%)
23,000	Yum! Brands, Inc.	$ 752,560

Specialty Retail Stores (1.0%)
21,100	Staples, Inc.	500,703

Wholesale Miscellaneous (1.4%)
14,900	Genuine Parts Co.	739,040

Total Wholesale & Retail Trade		4,411,351

Total Common Stock (Cost $44,388,920)		49,855,434

Exchange Traded Funds (1.6%)
15,000	streetTRACKS KBW Bank ETF
(Cost $837,050)		832,200

Short-Term Investments (2.0%)
514,456	BlackRock Liquidity Funds TempCash Portfolio – Institutional Series	514,456
514,455	BlackRock Liquidity Funds TempFund Portfolio – Institutional Series	514,455

Total Short-Term Investments (Cost $1,028,911)		1,028,911

Par		Market Value
U.S. Treasury Obligations (1.4%)
$150,000	U.S. Treasury Bills, 4.65%, 07/05/07	$149,960
200,000	U.S. Treasury Bills, 4.55%, 07/12/07	199,813
150,000	U.S. Treasury Bills, 4.34%, 07/19/07	149,710
200,000	U.S. Treasury Bills, 4.49%, 07/26/07	199,442
50,000	U.S. Treasury Bills, 4.84%, 10/25/07	49,249

Total U.S. Treasury Obligations (Cost $747,902)		748,174

Total Investments (100.0%) (Cost $47,002,783)		$52,464,719

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	28	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

Shares		Market Value
Common Stock (94.3%)
Aerospace & Defense (2.8%)
3,300	Goodrich Corp.	$ 196,548

Computer Services & Software (7.6%)
3,000	CACI International, Inc. – Class A1	146,550
1,300	Electronic Arts, Inc.[1]	61,516
9,500	Parametric Technology Corp.[1]	205,295
12,600	SkillSoft PLC, ADR[1,2],3	117,054

		530,415

Electric, Gas, Water, & Utilities (3.9%)
3,400	PPL Corp.	159,086
3,500	Southern Union Co.	114,065

		273,151

Entertainment & Leisure (3.9%)
3,600	The Walt Disney Co.	122,904
2,600	Viacom, Inc. – Class A1	108,160
1,000	Viacom, Inc. – Class B1	41,630

		272,694

Finance & Insurance (10.5%)
Asset Management (2.8%)
4,400	Mellon Financial Corp.	193,600

Insurance Carriers (5.7%)
2,300	American International Group, Inc.	161,069
2,300	Aon Corp.	98,003
2,200	MBIA, Inc.	136,884

		395,956

Savings, Credit, & Other Financial Institutions (2.0%)
7,950	People’s United Financial, Inc.	140,953

Total Finance & Insurance		730,509

Healthcare (13.9%)
Healthcare – Equipment (5.7%)
2,300	C.R. Bard, Inc.	190,049
1,200	Edwards Lifesciences Corp.[1]	59,208
2,900	Haemonetics Corp.[1]	152,569

		401,826

Healthcare – Supplies (4.1%)
2,200	Millipore Corp.[1]	165,198
3,500	Owens & Minor, Inc.	122,290

		287,488

Pharmaceutical Distribution (1.7%)
3,200	Omnicare, Inc.	115,392

Pharmaceuticals (2.4%)
1,900	Roche Holding AG, ADR[2]	169,005

Total Healthcare		973,711

Manufacturing (31.6%)
Chemical & Allied Products (5.0%)
3,400	Airgas, Inc.	162,860
5,200	Rockwood Holdings, Inc.[1]	190,060

		352,920

Shares		Market Value
Manufacturing (continued)
Diversified-Industrial Products (2.7%)
1,700	Textron, Inc.	$ 187,187

Electronic Components & Equipment (7.0%)
6,200	Electronics for Imaging, Inc.[1]	174,964
6,000	NCR Corp.[1]	315,240

		490,204

Food & Beverage (5.9%)
4,800	Lance, Inc.	113,088
3,500	McCormick & Co., Inc.	133,630
1,700	Nestle SA, ADR[2]	162,605

		409,323

Metal Products (1.5%)
800	Carpenter Technology Corp.	104,248

Misc. Electrical Machinery, Equipment, & Supplies (3.1%)
5,700	General Electric Co.	218,196

Misc. Industrial Machinery & Equipment (2.7%)
3,600	Kaydon Corp.	187,632

Misc. Manufacturing Industries (1.9%)
2,100	Oshkosh Truck Corp.	132,132

Semiconductors (1.8%)
16,500	LSI Logic Corp.[1]	123,915

Total Manufacturing		2,205,757

Oil & Gas (6.3%)
2,900	ONEOK, Inc.	146,189
5,600	Questar Corp.	295,960

		442,149

Services (5.7%)
Business Services (1.8%)
1,400	Manpower, Inc.	129,136

Engineering & R/D Services (2.4%)
3,400	URS Corp.[1]	165,070

Telecommunications Services (1.5%)
5,000	Sprint Corp.	103,550

Total Services		397,756

Wholesale & Retail Trade (8.1%)
Retail Apparel & Accessory Stores (4.2%)
7,300	The Dress Barn, Inc.[1]	149,796
3,300	Tween Brands, Inc.[1]	147,180

		296,976

Retail Eating & Drinking Places (1.9%)
4,000	Yum! Brands, Inc.	130,880

Specialty Retail Stores (2.0%)
3,200	Dollar Tree Stores, Inc.[1]	139,360

Total Wholesale & Retail Trade		567,216

Total Common Stock (Cost $5,922,598)		6,589,906

See accompanying notes.	29	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2007

Shares		Market Value
Short-Term Investments (5.7%)
198,428	BlackRock Liquidity Funds TempCash Portfolio – Institutional Series	$198,428
198,428	BlackRock Liquidity Funds TempFund Portfolio – Institutional Series	198,428

Total Short-Term Investments (Cost $396,856)		396,856

Total Investments (100.0%) (Cost $6,319,454)		$6,986,762

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	30	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2007

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund
ASSETS:
Investments
Investments, at cost	$694,651,031	$75,607,499	$3,634,574,605	$47,002,783	$6,319,454
Net unrealized appreciation	161,831,638	15,719,262	665,297,634	5,461,936	667,308

Total investments, at value	856,482,669	91,326,761	4,299,872,239	52,464,719	6,986,762
Securities lending collateral	158,338,422	20,595,701	951,217,549	—	—
Receivable for Fund shares sold	3,801,673	296,953	9,585,586	73,954	—
Receivable for securities sold	4,514,399	32,406	29,153,261	6,601	6,601
Receivable from Adviser	—	—	—	—	19,341
Dividends and interest receivable	568,376	46,050	4,922,256	40,449	5,707
Other assets	3,628	4,041	12,622	227	6,460

Total assets	1,023,709,167	112,301,912	5,294,763,513	52,585,950	7,024,871

LIABILITIES:
Obligation to return securities lending collateral	158,338,422	20,595,701	951,217,549	—	—
Payable for Fund shares redeemed	1,485,569	68	7,165,373	—	—
Payable for securities purchased	925,374	430,065	2,523,404	56,208	139,201
Accrued management fee	530,879	55,265	2,432,595	21,042	—
Other accrued expenses	189,397	43,966	989,354	40,118	27,246

Total liabilities	161,469,641	21,125,065	964,328,275	117,368	166,447

NET ASSETS	$862,239,526	$91,176,847	$4,330,435,238	$52,468,582	$6,858,424

COMPONENTS OF NET ASSETS
Paid-in capital	$629,067,855	$69,740,918	$3,390,100,295	$45,016,126	$6,085,659
Undistributed net investment income	—	—	10,845,673	68,156	—
Accumulated net realized gain on investments	71,340,033	5,716,667	264,191,636	1,922,364	105,457
Net unrealized appreciation of investments	161,831,638	15,719,262	665,297,634	5,461,936	667,308

NET ASSETS	$862,239,526	$91,176,847	$4,330,435,238	$52,468,582	$6,858,424

NET ASSETS BY SHARE CLASS
Investor Shares	$245,745,855	$37,191,368	$1,716,638,466	$25,852,183	$4,322,098
Institutional Shares	616,493,671	53,955,359	2,613,796,772	26,588,175	2,507,712
Advisor Shares	—	30,120	—	28,224	28,614

NET ASSETS	$862,239,526	$91,176,847	$4,330,435,238	$52,468,582	$6,858,424

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	8,846,712	2,343,972	51,730,498	2,039,475	378,967
Institutional Shares	21,259,503	3,380,428	77,578,965	2,091,970	219,545
Advisor Shares	—	1,895	—	2,222	2,503
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$27.78	$15.87	$33.18	$12.68	$11.40
Institutional Shares	$29.00	$15.96	$33.69	$12.71	$11.42
Advisor Shares	$—	$15.89	$—	$12.70	$11.43

See accompanying notes.	31	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2007

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
INVESTMENT INCOME
Dividends	$8,388,714	$632,480	$49,782,383	$574,227	$49,899
Interest	31,537	44,549	3,533,238	40,276	9,611
Securities lending income	170,684	33,731	860,152	—	—
Foreign tax withheld	—	(1,809)	(445,093)	(4,439)	(730)

Total investment income	8,590,935	708,951	53,730,680	610,064	58,780

EXPENSES
Investment advisory fees	6,281,535	524,626	24,343,980	281,891	39,496
Administration and accounting fees	364,086	58,467	1,120,888	85,445	51,191
Custody fees	69,382	23,094	224,486	22,858	5,350
Transfer Agent fees	151,572	93,337	1,195,976	78,542	61,021
Shareholder reports	132,375	19,968	786,490	11,875	1,399
Shareholder services — Investor Shares	680,050	76,357	3,502,869	50,909	6,420
Trustee fees and expenses	60,957	35,985	127,310	34,338	16,005
Compliance services	12,617	1,031	52,658	531	70
Distribution fees — Advisor Shares	—	94	—	91	90
Registration fees	47,017	47,047	172,101	57,161	48,206
Professional fees	96,772	40,215	259,634	20,430	18,791
Miscellaneous	41,787	—	162,238	3,898	2,881

Total expenses	7,938,150	920,221	31,948,630	647,969	250,920
Distribution fees waived — Advisor Shares	—	(94)	—	(91)	(90)
Expenses waived/reimbursed	—	(17,677)	—	(140,505)	(192,441)

Net expenses	7,938,150	902,450	31,948,630	507,373	58,389

NET INVESTMENT INCOME (LOSS)	652,785	(193,499)	21,782,050	102,691	391

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	76,586,210	6,990,114	285,948,589	2,123,050	117,516
Net increase in unrealized appreciation (depreciation) on investments	82,203,575	11,643,885	497,015,763	5,546,214	667,308

Net realized and unrealized gain on investments	158,789,785	18,633,999	782,964,352	7,669,264	784,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159,442,570	$18,440,500	$804,746,402	$7,771,955	$785,215

[1]	For the period October 24, 2006 (commencement of operations) through June 30, 2007.

See accompanying notes.	32	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

JUNE 30, 2007

	Small Cap Value Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF YEAR	$824,056,732	$732,413,937

OPERATIONS
Net investment income (loss)	652,785	(589,727)
Net realized gain from investments	76,586,210	148,070,807
Net increase (decrease) in unrealized appreciation (depreciation) on investments	82,203,575	(42,362,710)

Net increase in net assets resulting from operations	159,442,570	105,118,370

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(328,508)	—
Net investment income — Institutional Shares	(2,009,430)	—
Net realized gain on investments — Investor Shares	(37,871,242)	(35,616,642)
Net realized gain on investments — Institutional Shares	(71,161,229)	(59,467,525)

Total distributions to shareholders	(111,370,409)	(95,084,167)

CAPITAL SHARE TRANSACTIONS
Sale of shares	126,494,537	131,558,082
Reinvestment of distributions	103,314,596	86,693,536
Redemption of shares	(239,698,500)	(136,643,026)

Net increase (decrease) from Capital Share transactions	(9,889,367)	81,608,592

Total increase in net assets	38,182,794	91,642,795

NET ASSETS — END OF YEAR	$862,239,526	$824,056,732

Undistributed net investment income	$—	$—

See accompanying notes.	33	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF YEAR	$61,402,626	$32,150,835

OPERATIONS
Net investment loss	(193,499)	(133,805)
Net realized gain from investments	6,990,114	3,221,725
Net increase in unrealized appreciation (depreciation) on investments	11,643,885	3,109,352

Net increase in net assets resulting from operations	18,440,500	6,197,272

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	—	(23,567)
Net investment income — Institutional Shares	—	(75,195)
Net realized gain on investments — Investor Shares	(1,739,914)	(205,308)
Net realized gain on investments — Institutional Shares	(2,058,676)	(223,049)
Net realized gain on investments — Advisor Shares	(1,513)	—

Total distributions to shareholders	(3,800,103)	(527,119)

CAPITAL SHARE TRANSACTIONS
Sale of shares	27,127,512	33,079,243
Reinvestment of distributions	3,738,356	506,512
Redemption of shares	(15,732,044)	(10,004,117)

Net increase from Capital Share transactions	15,133,824	23,581,638

Total increase in net assets	29,774,221	29,251,791

NET ASSETS — END OF YEAR	$91,176,847	$61,402,626

Undistributed net investment income	$—	—

See accompanying notes.	34	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF YEAR	$2,905,546,604	$1,674,806,778

OPERATIONS
Net investment income	21,782,050	12,112,717
Net realized gain from investments	285,948,589	202,623,404
Net increase in unrealized appreciation (depreciation) on investments	497,015,763	12,996,979

Net increase in net assets resulting from operations	804,746,402	227,733,100

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(5,989,695)	(4,359,407)
Net investment income — Institutional Shares	(12,715,879)	(11,504,448)
Net realized gain on investments — Investor Shares	(73,349,511)	(20,479,016)
Net realized gain on investments — Institutional Shares	(107,945,459)	(40,163,074)

Total distributions to shareholders	(200,000,544)	(76,505,945)

CAPITAL SHARE TRANSACTIONS
Sale of shares	1,289,084,560	1,574,904,748
Reinvestment of distributions	179,892,324	67,056,497
Redemption of shares	(648,834,108)	(562,448,574)

Net increase from Capital Share transactions	820,142,776	1,079,512,671

Total increase in net assets	1,424,888,634	1,230,739,826

NET ASSETS — END OF YEAR	$4,330,435,238	$2,905,546,604

Undistributed net investment income	$10,845,673	$8,305,853

See accompanying notes.	35	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid/Large Cap Value Fund
	Year Ended June 30, 2007	For the Period December 1, 2005[1] through June 30, 2006
NET ASSETS — BEGINNING OF PERIOD	$10,122,336	$—

OPERATIONS
Net investment income	102,691	6,618
Net realized gain from investments	2,123,050	84,462
Net increase (decrease) in unrealized appreciation (depreciation) on investments	5,546,214	(84,278)

Net increase in net assets resulting from operations	7,771,955	6,802

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(14,354)	—
Net investment income — Institutional Shares	(26,844)	—
Net investment income — Advisor Shares	(18)	—
Net realized gain on investments — Investor Shares	(166,539)	—
Net realized gain on investments — Institutional Shares	(118,422)	—
Net realized gain on investments — Advisor Shares	(187)	—

Total distributions to shareholders	(326,364)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares	37,442,976	10,115,534
Reinvestment of distributions	315,200	—
Redemption of shares	(2,857,521)	—

Net increase from Capital Share transactions	34,900,655	10,115,534

Total increase in net assets	42,346,246	10,122,336

NET ASSETS — END OF PERIOD	$52,468,582	$10,122,336

Undistributed net investment income	$68,156	$6,681

[1]	Commencement of Operations

See accompanying notes.	36	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

All Cap Value Fund
For the Period October 24, 2006[1] through June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$—

OPERATIONS
Net investment income	391
Net realized gain from investments	117,516
Net increase in unrealized appreciation (depreciation) on investments	667,308

Net increase in net assets resulting from operations	785,215

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(4,994)
Net investment income — Institutional Shares	(3,826)
Net investment income — Advisor Shares	(19)
Net realized gain on investments — Investor Shares	(2,253)
Net realized gain on investments — Institutional Shares	(1,343)
Net realized gain on investments — Advisor Shares	(15)

Total distributions to shareholders	(12,450)

CAPITAL SHARE TRANSACTIONS
Sale of shares	6,907,976
Reinvestment of distributions	12,436
Redemption of shares	(834,753)

Net increase from Capital Share transactions	6,085,659

Total increase in net assets	6,858,424

NET ASSETS — END OF PERIOD	$6,858,424

Undistributed net investment income	$—

[1]	Commencement of Operations

See accompanying notes.	37	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2007	2006[1]	2005[1]	2004[1]	2003[1]
Net Asset Value — Beginning of Year	$26.56	$26.41	$26.34	$19.77	$21.00

Investment operations:
Net investment loss[2]	(0.02)	(0.06)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	5.06	3.73	2.53	6.71	(0.52)

Total from investment operations	5.04	3.67	2.43	6.57	(0.59)

Distributions to shareholders:
From net investment income	(0.03)	—	—	—	(0.02)
From net realized gain on investments	(3.79)	(3.52)	(2.36)	—	(0.62)

Total distributions to shareholders	(3.82)	(3.52)	(2.36)	—	(0.64)

Net Asset Value — End of Year	$27.78	$26.56	$26.41	$26.34	$19.77

Total Return	20.47%	14.27%	9.46%	33.23%	(2.26)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.12%	1.14%	1.22%[3]	1.22%[3]	1.27%[3]
Net investment loss	(0.08)%	(0.23)%	(0.40)%[3]	(0.58)%[3]	(0.39)%[3]
Portfolio turnover rate	84%	80%	84%[3]	77%[3]	74%[3]
Net Assets at the end of year (000’s omitted)	$245,746	$294,362	$273,817	$282,119	$181,296

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment loss per share was calculated using the average shares outstanding method.
[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	38	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2007	2006[1]	2005[1]	2004[1]	2003[1]
Net Asset Value — Beginning of Year	$27.58	$27.23	$27.03	$20.24	$21.42

Investment operations:
Net investment income (loss)[2]	0.04	0.01	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	5.28	3.86	2.60	6.87	(0.51)

Total from investment operations	5.32	3.87	2.56	6.79	(0.54)

Distributions to shareholders:
From net investment income	(0.11)	—	—	—	(0.02)
From net realized gain on investments	(3.79)	(3.52)	(2.36)	—	(0.62)

Total distributions to shareholders	(3.90)	(3.52)	(2.36)	—	(0.64)

Net Asset Value — End of Year	$29.00	$27.58	$27.23	$27.03	$20.24

Total Return	20.75%	14.60%	9.71%	33.55%	(1.98)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.87%	0.89%	0.97%[3]	0.97%[3]	1.02%[3]
Net investment income (loss)	0.16%	0.02%	(0.15)%[3]	(0.32)%[3]	(0.15)%[3]
Portfolio turnover rate	84%	80%	84%[3]	77%[3]	74%[3]
Net Assets at the end of year (000’s omitted)	$616,494	$529,694	$458,596	$361,660	$197,955

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	39	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006[2]	For the Period September 1, 2004[1] through June 30, 2005[2]
Net Asset Value — Beginning of Period	$13.00	$11.57	10.00

Investment operations:
Net investment income (loss)[3]	(0.06)	(0.05)	0.12
Net realized and unrealized gain on investments	3.78	1.59	1.45

Total from investment operations	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	—	(0.01)	—
From net realized gain on investments	(0.85)	(0.10)	—

Total distributions to shareholders	(0.85)	(0.11)	—

Net Asset Value — End of Period	$15.87	$13.00	$11.57

Total Return	29.55%	13.33%	15.70%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.42%	1.47%	1.50%[5,6]
Expenses, excluding reimbursement/waiver	1.44%	1.48%	2.59%[5,6]
Net investment income (loss), including reimbursement/waiver	(0.41)%	(0.38)%	1.28%[5,6]
Portfolio turnover rate	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$37,191	$25,926	$25,566

[1]	Inception of Investor Share class.
[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[4]	Not annualized.
[5]	Annualized.
[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	40	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006[2]	For the Period September 1, 2004[1] through June 30, 2005[2]
Net Asset Value — Beginning of Period	$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	(0.02)	(0.01)	0.04
Net realized and unrealized gain on investments	3.78	1.59	1.56

Total from investment operations	3.76	1.58	1.60

Distributions to shareholders:
From net investment income	—	(0.03)	—
From net realized gain on investments	(0.85)	(0.10)	—

Total distributions to shareholders	(0.85)	(0.13)	—

Net Asset Value — End of Period	$15.96	$13.05	$11.60

Total Return	29.75%	13.67%	16.00%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.19%	1.22%	1.25%[5,6]
Expenses, excluding reimbursement/waiver	1.22%	1.22%	3.22%[5,6]
Net investment income (loss), including reimbursement/waiver	(0.18)%	(0.12)%	0.58%[5,6]
Portfolio turnover rate	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$53,955	$35,476	$6,584

[1]	Inception of Institutional Share class.
[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[4]	Not annualized.
[5]	Annualized.
[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	41	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

Small/Mid Cap Value Fund — Advisor Shares
For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$14.00

Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	2.75

Total from investment operations	2.74

Distributions to shareholders:
From net realized gain on investments	(0.85)

Total distributions to shareholders	(0.85)

Net Asset Value — End of Period	$15.89

Total Return	20.45%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.17%[4]
Expenses, excluding reimbursement/waiver	1.70%[4]
Net investment loss, including reimbursement/waiver	(0.14)%[4]
Portfolio turnover rate	94%[5]
Net Assets at the end of period (000’s omitted)	$30

[1]	Inception of Advisor Share class.
[2]	The net investment loss per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Represents the portfolio turnover rate for the Fund for the year ended June 30, 2007.

See accompanying notes.	42	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2007	2006[1]	2005[1]	2004[1]	2003[1]
Net Asset Value — Beginning of Year	$28.07	$26.08	$23.73	$17.57	$17.85

Investment operations:
Net investment income (loss)	0.15 [2]	0.10 [2]	0.33 [2]	(0.02)[2]	0.01
Net realized and unrealized gain (loss) on investments	6.76	2.86	3.17	6.20	(0.21)

Total from investment operations	6.91	2.96	3.50	6.18	(0.20)

Distributions to shareholders:
From net investment income	(0.14)	(0.17)	(0.09)	(0.02)	—
From net realized gain on investments	(1.66)	(0.80)	(1.06)	—	(0.08)

Total distributions to shareholders	(1.80)	(0.97)	(1.15)	(0.02)	(0.08)

Net Asset Value — End of Year	$33.18	$28.07	$26.08	$23.73	$17.57

Total Return	25.41%	11.55%	14.90%	35.22%	(1.07)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.04%	1.08%	1.20%[3]	1.28%[3]	1.37%[3]
Expenses, excluding reimbursement/waiver	1.04%	1.08%	1.20%[3]	1.28%[3]	1.40%[3]
Net investment income (loss) including reimbursement/waiver	0.48%	0.38%	1.31%[3]	(0.10)%[3]	0.04%[3]
Portfolio turnover rate	92%	110%	112%[3]	152%[3]	142%[3]
Net Assets at the end of year (000’s omitted)	$1,716,638	$1,136,565	$632,006	$136,994	$42,554

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	43	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2007	2006[1]	2005[1]	2004[1]	2003[1]
Net Asset Value — Beginning of Year	$28.47	$26.43	$23.97	$17.70	$17.93

Investment operations:
Net investment income	0.22 [2]	0.17 [2]	0.37 [2]	0.03 [2]	0.04
Net realized and unrealized gain (loss) on investments	6.86	2.90	3.24	6.26	(0.19)

Total from investment operations	7.08	3.07	3.61	6.29	(0.15)

Distributions to shareholders:
From net investment income	(0.20)	(0.23)	(0.09)	(0.02)	—
From net realized gain on investments	(1.66)	(0.80)	(1.06)	—	(0.08)

Total distributions to shareholders	(1.86)	(1.03)	(1.15)	(0.02)	(0.08)

Net Asset Value — End of Year	$33.69	$28.47	$26.43	$23.97	$17.70

Total Return	25.69%	11.82%	15.22%	35.58%	(0.78)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.82%	0.83%	0.95%[3]	1.01%[3]	1.12%[3]
Expenses, excluding reimbursement/waiver	0.82%	0.83%	0.95%[3]	1.01%[3]	1.12%[3]
Net investment income, including reimbursement/waiver	0.71%	0.63%	1.56%[3]	0.16%[3]	0.29%[3]
Portfolio turnover rate	92%	110%	112%[3]	152%[3]	142%[3]
Net Assets at the end of year (000’s omitted)	$2,613,797	$1,768,982	$1,028,600	$337,365	$125,891

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	44	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid/Large Cap Value Fund —Investor Shares
	For the Year Ended June 30, 2007	For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$10.48	$10.00

Investment operations:
Net investment income[2]	0.02	—
Net realized and unrealized gain on investments	2.27	0.48

Total from investment operations	2.29	0.48

Distributions to shareholders:
From net investment income	(0.01)	—
From net realized gain on investments	(0.08)	—

Total distributions to shareholders	(0.09)	—

Net Asset Value — End of Period	$12.68	$10.48

Total Return	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.47%	1.50%[4]
Expenses, excluding reimbursement/waiver	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.15%	0.03%[4]
Portfolio turnover rate	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$25,852	$2,243

[1]	Inception of Investor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	45	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid/Large Cap Value Fund — Institutional Shares
	For the Year Ended June 30, 2007	For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$10.50	$10.00

Investment operations:
Net investment income[2]	0.05	0.02
Net realized and unrealized gain on investments	2.26	0.48

Total from investment operations	2.31	0.50

Distributions to shareholders:
From net investment income	(0.02)	—
From net realized gain on investments	(0.08)	—

Total distributions to shareholders	(0.10)	—

Net Asset Value — End of Period	$12.71	$10.50

Total Return	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.21%	1.25%[4]
Expenses, excluding reimbursement/waiver	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	0.42%	0.31%[4]
Portfolio turnover rate	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$26,588	$7,880

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	46	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

Mid/Large Cap Value Fund — Advisor Shares
For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.34

Investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.42

Total from investment operations	1.45

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.08)

Total distributions to shareholders	(0.09)

Net Asset Value — End of Period	$12.70

Total Return	12.89%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.21%[4]
Expenses, excluding reimbursement/waiver	2.04%[4]
Net investment income, including reimbursement/waiver	0.42%[4]
Portfolio turnover rate	119%[5]
Net Assets at the end of period (000’s omitted)	$28

[1]	Inception of Advisor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Represents the portfolio turnover rate for the Fund for the year ended June 30, 2007.

See accompanying notes.	47	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

All Cap Value Fund — Investor Shares
For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	1.43

Total from investment operations	1.42

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value — End of Period	$11.40

Total Return	14.21%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]
Expenses, excluding reimbursement/waiver	6.13%[4]
Net investment loss, including reimbursement/waiver	(0.07)%[4]
Portfolio turnover rate	54%[3]
Net Assets at the end of period (000’s omitted)	$4,322

[1]	Inception of Investor Share class.
[2]	The net investment loss per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	48	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

All Cap Value Fund — Institutional Shares
For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.01
Net realized and unrealized gain on investments	1.44

Total from investment operations	1.45

Distributions to shareholders:
From net investment income	(0.02)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.03)

Net Asset Value — End of Period	$11.42

Total Return	14.46%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]
Expenses, excluding reimbursement/waiver	5.84%[4]
Net investment income, including reimbursement/waiver	0.14%[4]
Portfolio turnover rate	54%[3]
Net Assets at the end of period (000’s omitted)	$2,508

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	49	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

All Cap Value Fund — Advisor Shares
For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.43

Total from investment operations	1.45

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value — End of Period	$11.43

Total Return	14.45%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]
Expenses, excluding reimbursement/waiver	6.40%[4]
Net investment income, including reimbursement/waiver	0.21%[4]
Portfolio turnover rate	54%[3]
Net Assets at the end of period (000’s omitted)	$29

[1]	Inception of Advisor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	50	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”) and CRM Mid Cap Value Fund (“Mid Cap Value Fund”) (each, an “Original Fund” and collectively, the “Original Funds”) are series of CRM Mutual Fund Trust (the “Trust”). CRM Mid/Large Cap Value Fund (“Mid/Large Cap Value Fund”), which commenced operations on December 1, 2005, and CRM All Cap Value Fund (“All Cap Value Fund”, and collectively with Mid/Large Cap Value Fund, the “Additional Funds”), which commenced operations on October 24, 2006, are additional series of the Trust. Each Original Fund and each Additional Fund is referred to herein as a “Fund” and they are referred to collectively as the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Effective September 30, 2005, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), each Original Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each a “Predecessor Fund”). The shareholders of each Predecessor Fund received shares of the corresponding Original Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Original Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization. Each Predecessor Fund’s investment objectives, policies and limitations were identical to those of the respective Original Fund, which had no operations prior to September 30, 2005. For financial reporting purposes, each Predecessor Fund’s operating history prior to the Reorganization is reflected in each respective Original Fund’s financial statements and financial highlights.

Each Fund offers Investor and Institutional Shares. The Small/Mid Cap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution and shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s assets, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the

51	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Trustees have delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on

52	CRM Funds

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NOTES TO FINANCIAL STATEMENTS (Continued)

investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the Funds based on relative net assets.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25%, 1.50% and 1.75% of average daily net assets for the Institutional Class, Investor Class and Advisor Class, respectively. These undertakings will remain in place until November 1, 2010 for Small Cap Value Fund, Mid Cap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund and until November 1, 2008 for Small/Mid Cap Value Fund. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35%, 1.10% and 1.60% for the Investor Class, Institutional Class and Advisor Class, respectively; and the expense ratio of Mid/Large Cap Value Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $40,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Small/MidCap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund offer Advisor Shares. No fees were paid under the Distribution Plan for the fiscal period ended June 30, 2007.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the year ended June 30, 2007, were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
Purchases	$686,907,076	$74,331,824	$3,636,936,828	$74,676,620	$8,644,966
Sales	808,871,059	63,188,133	3,063,802,404	41,398,164	2,839,869

[1]	Commencement of operations was October 24, 2006.

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

54	CRM Funds

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NOTES TO FINANCIAL STATEMENTS (Continued)

PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6.	Capital Share Transactions. Transactions in shares of capital stock for the fiscal year ended June 30, 2007 for Investor Shares, Institutional Shares and Advisor Shares are as follows.

	Investor Shares		Institutional Shares		Advisor Shares[1]
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	937,177	$24,882,160	3,694,554	$101,612,377	—	$—
Issued on reinvestment of distributions	1,443,792	36,397,997	2,546,294	66,916,599	—	—
Redeemed	(4,615,626)	(123,509,191)	(4,186,350)	(116,189,309)	—	—

Net increase (decrease)	(2,234,657)	$(62,229,034)	2,054,498	$52,339,667	—	$—

Small/Mid Cap Value Fund
Sold	496,099	$7,031,804	1,367,859	$20,070,708	1,786	$25,000
Issued on reinvestment of distributions	124,824	1,727,558	144,449	2,009,285	109	1,513
Redeemed	(270,688)	(3,754,075)	(850,929)	(11,977,969)	—	—

Net increase	350,235	$5,005,287	661,379	$10,102,024	1,895	$26,513

Mid Cap Value Fund
Sold	17,614,946	$536,828,021	24,135,685	$752,256,539	—	$—
Issued on reinvestment of distributions	2,527,609	74,564,471	3,521,493	105,327,853	—	—
Redeemed	(8,896,154)	(271,937,479)	(12,210,163)	(376,896,629)	—	—

Net increase	11,246,401	$339,455,013	15,447,015	$480,687,763	—	$—

Mid/Large Cap Value Fund
Sold	2,027,512	$21,904,101	1,353,302	$15,513,875	2,205	$25,000
Issued on reinvestment of distributions	15,138	175,907	11,959	139,088	17	205
Redeemed	(217,100)	(2,563,599)	(24,009)	(293,922)	—	—

Net increase	1,825,550	$19,516,409	1,341,252	$15,359,041	2,222	$25,205

All Cap Value Fund[1]
Sold	452,144	$4,627,850	223,780	$2,255,126	2,500	$25,000
Issued on reinvestment of distributions	704	7,233	503	5,169	3	34
Redeemed	(73,881)	(780,930)	(4,738)	(53,823)	—	—

Net increase	378,967	$3,854,153	219,545	$2,206,472	2,503	$25,034

[1]	Commenced operations on October 24, 2006

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NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in shares of capital stock for the fiscal year ended June 30, 2006 for Investor Shares, Institutional Shares and Retail Shares are as follows.

	Investor Shares		Institutional Shares		Retail Shares*
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	1,572,991	$42,662,531	3,168,377	$88,895,551	—	$—
Issued on reinvestment of distributions	1,294,711	33,403,553	1,992,149	53,289,983	—	—
Redeemed	(2,156,147)	(58,464,055)	(2,796,869)	(78,178,971)	—	—

Net increase	711,555	$17,602,029	2,363,657	$64,006,563	—	$—

Small/Mid Cap Value Fund
Sold	287,038	$3,594,117	2,402,934	$29,485,126	—	$—
Issued on reinvestment of distributions	17,382	216,414	23,264	290,098	—	—
Redeemed	(519,809)	(6,520,567)	(274,886)	(3,483,550)	—	—

Net increase (decrease)	(215,389)	$(2,710,036)	2,151,312	$26,291,674	—	$—

Mid Cap Value Fund
Sold	27,280,415	$750,295,308	29,663,093	$823,856,975	28,533	$752,465
Issued on reinvestment of distributions	846,204	22,652,870	1,637,906	44,403,627	—	—
Redeemed	(11,873,005)	(322,435,328)	(8,087,360)	(224,747,718)	(572,199)	(15,265,528)

Net increase (decrease)	16,253,614	$450,512,850	23,213,639	$643,512,884	(543,666)	$(14,513,063)

Mid/Large Cap Value Fund
Sold	213,925	$2,182,757	750,718	$7,932,777	—	$—

Net increase	213,925	$2,182,757	750,718	$7,932,777	—	$—

*	The Retail Share class for the Mid Cap Value Fund was closed as of July 8, 2005.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (Continued)

At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, return of capital and distribution reclasses:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund
Undistributed net investment income (accumulated loss)	$1,685,153	$193,499	$(536,656)	$—	$8,448
Accumulated net realized gain (loss) on investment	(1,685,153)	(193,499)	536,656	—	(8,448)

The tax character of distributions paid during the year ended June 30, 2007 and the year ended June 30, 2006 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund[1]	All Cap Value Fund[2]
Year ended June 30, 2007
Ordinary income	$25,778,425	$2,546,405	$84,137,495	$326,364	$12,450
Long-term capital gain	85,591,984	1,253,698	115,863,049	—	—

Total distributions	$111,370,409	$3,800,103	$200,000,544	$326,364	$12,450

Year ended June 30, 2006
Ordinary income	$44,191,993	$392,011	$27,625,386	$—	$—
Long-term capital gain	50,892,174	135,108	48,880,559	—	—

Total distributions	$95,084,167	$527,119	$76,505,945	$—	$—

[1]	Commencement of operations was December 1, 2005.
[2]	Commencement of operations was October 24, 2006.

The components of accumulated earnings on a tax basis on June 30, 2007 were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund
Undistributed ordinary income	$23,263,664	$3,727,945	$165,313,632	$1,942,365	$105,457
Undistributed long-term capital gains	51,754,556	2,194,614	115,046,600	155,969	—
Net unrealized appreciation on investments	158,153,451	15,513,370	659,974,711	5,354,122	667,308

Total accumulated earnings	$233,171,671	$21,435,929	$940,334,943	$7,452,456	$772,765

The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2007 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund
Tax cost of investments	$698,329,218	$75,813,391	$3,639,897,528	$47,110,597	$6,319,454

Gross unrealized appreciation	$175,727,123	$16,526,865	$732,730,634	$6,042,046	$771,924
Gross unrealized depreciation	(17,573,672)	(1,013,495)	(72,755,923)	(687,924)	(104,616)

Net unrealized appreciation on investments	$158,153,451	$15,513,370	$659,974,711	$5,354,122	$667,308

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of June 30, 2007, or at any time during the year then ended.

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REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Mid/Large Cap Value Fund and CRM All Cap Value Fund) (the “Funds”) as of June 30, 2007, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2007 and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 17, 2007

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TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2007, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income distributions (dividend income plus short-term gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income distributions (dividend income plus short-term gains, if any) from the Funds qualifies for the dividends-received deduction.

The percentage of ordinary income distributions that qualifies for a maximum tax rate of 15%, and the percentage of ordinary income distributions that qualifies for the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	13.2%	12.5%
Small/Mid Cap Value Fund	18.4%	18.3%
Mid Cap Value Fund	31.3%	31.2%
Mid/Large Cap Value Fund	22.4%	20.5%
All Cap Value Fund	33.6%	30.7%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2007 as follows:

	Capital Gain Per Share	Capital Gain Distribution
Small Cap Value Fund	$3.00	$85,591,984
Small/Mid Cap Value Fund	0.28	1,253,698
Mid Cap Value Fund	1.06	115,863,049

In January 2008, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

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TRUSTEES AND OFFICERS

CRM Mutual Fund Trust (the “Trust”) is supervised by a Board of Trustees (the “Trustees”). The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds’ investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds’ day-to-day operations.

The following table presents certain information regarding the Trustees and officers of the Trust. Each Trustee and officer of the Funds identified by an asterisk in the table is an “interested person” of the Trust, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), by virtue of that individual’s position with the Funds’ investment adviser, Cramer Rosenthal McGlynn, LLC (“CRM”), as described in the table. Each person who is not an “interested person” of the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and officer as it relates to the business of the Trust is 520 Madison Avenue, New York, New York 10022.

The Statement of Additional Information for the Trust contains additional information about the Trustees and officers of the Trust and is available, without charge, upon request, by calling (800) CRM-2883.

INTERESTED TRUSTEE

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS LEAL, CPA, 41*	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director, CRM U.S. Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment funds).	5	None

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TRUSTEES AND OFFICERS (Continued)

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 47	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova Capital (private investment firm) (since May 2006); Private Investor (from January 2005 to April 2006); Vice President and Co-Chief Investment Officer, Citigroup Pension Fund (financial services) (from 1998-2004).	5	None

LOUIS KLEIN, JR., ESQ., 72	Trustee	Since June 2005	Self-employed financial consultant since 1991.	5	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II, 62	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	5	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000-2006).

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TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 64*	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

63	CRM Funds

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TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
STEVEN A. YADEGARI, ESQ., 34*	Secretary and Chief Compliance Officer	Since August 2005	Chief Legal Officer
and Chief Compliance
Officer, CRM (since
August 2005); Senior
Associate, Kirkpatrick
& Lockhart Nicholson
Graham, LLP (law firm)
(from January 2004-
July 2005); Associate,
Proskauer Rose, LLP
(law firm) (from
September 2002-
January 2004); Senior
Counsel, Division of
Enforcement, U.S.
Securities and Exchange
Commission (from
February 2000-
			September 2002).	N/A	N/A

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM

At meetings held on May 22-23, 2007, the Trustees Committee and Board of Trustees of the Trust (the “Board”) considered the approval of the continuance and renewal of the Investment Advisory Agreement between the Trust and CRM.

In determining whether to approve the continuance and renewal of the Investment Advisory Agreement, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from outside counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained with soft dollar commissions; (vi) the investment advisory fee arrangements with CRM and other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds.

The Board, including all of the Independent Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the continuance and renewal of the Investment Advisory Agreement:

Nature, Extent and Quality of Services Provided

Among the factors considered, the Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality and size of CRM’s professional portfolio management team. The Board considered CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. The Board also considered CRM’s compliance programs and compliance record, and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented investment philosophy. The Board also considered CRM’s commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment managers that may deviate from a fund’s target market segment in order to pursue short-term performance. The Board noted that although CRM’s focus on long-term performance and fidelity to each Fund’s target market segment might sometimes cause a Fund to perform less well over some periods when compared to other mutual

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

funds, CRM had achieved successful investment results for its clients over the longer term by remaining true to its investment approach despite periods of short-term underperformance. The Board considered that CRM’s value-oriented investment philosophy had clearly demonstrated its worth and concluded that this, along with CRM’s focus on long-term performance and fidelity to each Fund’s target market segment, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index and had comparable performance to other mutual funds with similar investment objectives and strategies since its inception.

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index for the one-year period ended March 31, 2007 and had comparable performance to its benchmark index since its inception. The Board also noted that, according to Morningstar, the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2007.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund ranked in the top quartile of funds with similar investment objectives and strategies for the one-year, three-year and five-year periods ended March 31, 2007, and since the Fund’s inception. The Board noted that the Fund had outperformed its benchmark index since its inception.

Mid/Large Cap Value Fund

The Board noted that the Mid/Large Cap Value Fund had achieved comparable performance to its benchmark index and ranked in the second quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2007 and since its inception on December 1, 2005.

All Cap Value Fund

The Board noted that the All Cap Value Fund had outperformed its benchmark index and ranked in the top quartile of funds with similar investment objectives and strategies since the Fund’s inception on October 24, 2006.

Conclusion as to Investment Performance

Based on the information presented, the Board determined that the investment performance of each Fund together with CRM’s experience in value investing supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

67	CRM Funds

CRM FUNDS

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relied heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research was significant to its operations. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may in some cases justify investment advisory fees that are somewhat higher than the median advisory fees paid by other mutual funds.

In addition, the Board compared the fees and expenses paid by each class of each Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that, with the exception of Institutional Shares of Small Cap Value Fund, the total and net annual operating expenses of each class of each Fund were slightly higher than the management fee paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, including oversight of compliance with 1940 Act requirements, oversight of third-party service providers, preparation of prospectuses and other disclosure documents and preparation of materials for quarterly Board meetings.

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was lower than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was comparable to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

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CRM FUNDS

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Small/Mid Cap Value Fund were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies, both before and after taking into account CRM’s voluntary waiver of a portion of its investment advisory fee.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Small/Mid Cap Value Fund were slightly lower than the average gross expenses paid by other mutual funds with similar investment objectives and strategies but somewhat higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that the annual operating expenses of Investor Shares of the Fund, after taking into account CRM’s voluntary waiver of a portion of its investment advisory fee, were within the range of the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total and current net operating expenses of Advisor Shares of Small/Mid Cap Value Fund were higher than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust.

Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Mid Cap Value Fund was lower than the median advisory fee and average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares and Investor Shares of Mid Cap Value Fund, were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid/Large Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Mid/Large Cap Value Fund was somewhat higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Mid/Large Cap Value Fund were higher than the median gross expenses and similar to the average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares and Advisor Shares of Mid/Large Cap Value Fund, both before and after taking into account amounts waived under a

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher expense ratios for each class of shares of Mid/Large Cap Value Fund were in large measure the result of having a higher than average investment advisory fee.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was somewhat higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for All Cap Value Fund was somewhat higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund. The Board considered the additional work and analysis required to allocate All Cap Value Fund’s assets across different market cap levels, the participation of CRM’s most experienced investment personnel in managing the Fund, and the all cap value strategy’s opportunity to select compelling opportunities developed by CRM regardless of the market cap of the companies involved would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the annual operating expenses of each of Institutional Shares, Investor Shares and Advisor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were somewhat higher than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher net expense ratios for each class of shares of All Cap Value Fund were in large measure the result of having a higher than average investment advisory fee.

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research, the demonstrated long-term success of its value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the investment advisory fee paid by each Fund and the annual operating expenses of each class of each Fund were reasonable as compared to the fees paid by other mutual funds as presented in the materials and as compared to the management fee paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund, and supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contained breakpoints that reduce the investment advisory fee rate on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that the breakpoints were an effective way to share any economies of scale or other efficiencies with Fund

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE

AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

shareholders as the Funds grow larger, and that the breakpoints in the fee schedule supported approval of the continuance of the Investment Advisory Agreement.

Profitability

The Board analyzed CRM’s profits in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2006. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses soft dollars and the ways in which it conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the Investment Advisory Agreement are reasonable and in the best interests of each Fund and its respective shareholders, concluded that the fees payable under the Investment Advisory Agreement are reasonable, and concluded that the continuance and renewal of the Investment Advisory Agreement is in the best interests of each Fund and its respective shareholders.

71	CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue

New York, NY 10022

ADMINISTRATOR

PFPC Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

JUNE 30, 2007

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM MID/LARGE CAP

VALUE FUND

CRM ALL CAP

VALUE FUND

ANNUAL REPORT

Item 2.	Code of Ethics.

As of June 30, 2007, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2007, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2007 and 2006 were $138,600 and $137,750, respectively.

Audit-Related Fees

(b)	There were no fees billed during the fiscal years ended June 30, 2007 and June 30, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2007 and 2006 were $23,625 and $8,225, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)	There were no other fees billed during the fiscal years ended June 30, 2007 and June 30, 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the fiscal years ended June 30, 2007 and 2006 were $27,625 and $12,225, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date: September 4, 2007

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 4, 2007

*	Print the name and title of each signing officer under his or her signature.